Supplemental Cash Flow Information - Schedule of Cash Flow Supplemental Disclosures (Detail) - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Supplemental Cash Flow Elements [Abstract]
Cash paid for income taxes, net of refunds	$ 0.8	$ 0.2
Cash paid for interest	33.0	35.3
Noncash financing activities
Contingent consideration settled with Class A common stock	21.1
Short-term financing for directors and officers insurance	3.4
Preferred return on preferred stock settled with LLC Interests	2.3
Offering costs not yet paid	0.8
Accrued preferred return on redeemable preferred units		$ 3.9
Noncash operating activity
Deferred compensation settled with restricted stock units	$ 2.1